Investment in a Joint Venture (Details) - 6 months ended Jun. 30, 2025 - Joint Venture [Member] - Lineowa Fashion and Life Style L.L.C [Member]	HKD ($)	USD ($)	USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%		50.00%
Cost of investment	$ 318,134		$ 40,527
Fair value gain from investment	$ 33,934	$ 4,323